ANNUAL REPORT
PHOENIX LIFE AND
ANNUITY VARIABLE
UNIVERSAL LIFE ACCOUNT
December 31, 2014

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2014
	Alger Capital Appreciation Portfolio – Class I-2 Shares		Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares		Deutsche Equity 500 Index VIP – Class A		Federated Fund for U.S. Government Securities II
Assets:
Investments at fair value	$ 277,066		$ 51,962		$ 272,420		$ 146,634
Total assets	$ 277,066		$ 51,962		$ 272,420		$ 146,634
Total net assets	$ 277,066		$ 51,962		$ 272,420		$ 146,634
Units outstanding	45,982		25,786		37,853		27,174
Investment shares held	3,883		543		13,347		13,186
Investments at cost	$ 135,597		$ 41,174		$ 149,865		$ 151,298
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge	$ 6.03	45,982	$ 2.02	25,786	$ 7.20	37,853	$ 5.40	27,174

	Federated High Income Bond Fund II – Primary Shares		Federated Prime Money Fund II		Fidelity ® VIP Contrafund® Portfolio – Service Class		Fidelity ® VIP Growth Opportunities Portfolio – Service Class
Assets:
Investments at fair value	$ 38,295		$ 1,330,631		$ 157,242		$ 12,146
Total assets	$ 38,295		$ 1,330,631		$ 157,242		$ 12,146
Total net assets	$ 38,295		$ 1,330,631		$ 157,242		$ 12,146
Units outstanding	4,633		1,330,617		17,330		1,823
Investment shares held	5,542		1,330,631		4,224		363
Investments at cost	$ 41,008		$ 1,330,631		$ 98,386		$ 5,693
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge	$ 8.27	4,633	$ 1.00	1,330,617	$ 9.07	17,330	$ 6.66	1,823
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2014
(Continued)
	Fidelity ® VIP Growth Portfolio – Service Class		Fidelity ® VIP Investment Grade Bond Portfolio – Service Class		Franklin Income VIP Fund – Class 2		Franklin Mutual Shares VIP Fund – Class 2
Assets:
Investments at fair value	$ 122,820		$ 85,766		$ 83,204		$ 42,743
Total assets	$ 122,820		$ 85,766		$ 83,204		$ 42,743
Total net assets	$ 122,820		$ 85,766		$ 83,204		$ 42,743
Units outstanding	24,694		57,922		48,448		6,291
Investment shares held	1,940		6,775		5,200		1,891
Investments at cost	$ 87,432		$ 87,000		$ 90,558		$ 26,988
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge	$ 4.97	24,694	$ 1.48	57,922	$ 1.72	48,448	$ 6.79	6,291

	Invesco V.I. American Franchise Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares		Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
Assets:
Investments at fair value	$ 47,917		$ 36,243		$ 33,313		$ 139,135
Total assets	$ 47,917		$ 36,243		$ 33,313		$ 139,135
Total net assets	$ 47,917		$ 36,243		$ 33,313		$ 139,135
Units outstanding	32,019		19,581		16,874		79,269
Investment shares held	873		884		2,802		3,915
Investments at cost	$ 32,781		$ 22,216		$ 32,802		$ 101,921
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge	$ 1.50	32,019	$ 1.85	19,581	$ 1.97	16,874	$ 1.76	79,269
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2014
(Continued)
	Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares		Neuberger Berman AMT Small Cap Growth Portfolio – S Class		PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class		PIMCO Real Return Portfolio – Advisor Class
Assets:
Investments at fair value	$ 51,960		$ 6,845		$ 53,120		$ 8,667
Total assets	$ 51,960		$ 6,845		$ 53,120		$ 8,667
Total net assets	$ 51,960		$ 6,845		$ 53,120		$ 8,667
Units outstanding	27,383		4,851		67,427		5,706
Investment shares held	1,997		382		10,819		677
Investments at cost	$ 39,660		$ 4,698		$ 131,803		$ 8,869
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge	$ 1.90	27,383	$ 1.41	4,851	$ 0.79	67,427	$ 1.52	5,706

	PIMCO Total Return Portfolio – Advisor Class		Templeton Developing Markets VIP Fund – Class 2		Templeton Foreign VIP Fund – Class 2		Templeton Growth VIP Fund – Class 2
Assets:
Investments at fair value	$ 9,632		$ 54,265		$ 52,111		$ 119,426
Total assets	$ 9,632		$ 54,265		$ 52,111		$ 119,426
Total net assets	$ 9,632		$ 54,265		$ 52,111		$ 119,426
Units outstanding	5,718		5,823		10,130		20,351
Investment shares held	860		5,898		3,463		8,174
Investments at cost	$ 8,874		$ 74,782		$ 35,154		$ 83,714
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge	$ 1.69	5,718	$ 9.32	5,823	$ 5.14	10,130	$ 5.87	20,351
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2014
(Continued)
	Virtus Capital Growth Series – Class A Shares		Virtus Growth & Income Series – Class A Shares		Virtus International Series – Class A Shares		Virtus Multi-Sector Fixed Income Series – Class A Shares
Assets:
Investments at fair value	$ 141,686		$ 483,629		$ 180,342		$ 103,805
Total assets	$ 141,686		$ 483,629		$ 180,342		$ 103,805
Total net assets	$ 141,686		$ 483,629		$ 180,342		$ 103,805
Units outstanding	32,839		79,707		24,826		13,678
Investment shares held	6,217		28,600		10,818		11,222
Investments at cost	$ 91,074		$ 343,377		$ 151,089		$ 102,990
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge	$ 4.31	32,839	$ 6.07	79,707	$ 7.26	24,826	$ 7.59	13,678

	Virtus Real Estate Securities Series – Class A Shares		Virtus Small-Cap Growth Series – Class A Shares		Virtus Small-Cap Value Series – Class A Shares		Virtus Strategic Allocation Series – Class A Shares
Assets:
Investments at fair value	$ 20,427		$ 46,480		$ 179,860		$ 19,794
Total assets	$ 20,427		$ 46,480		$ 179,860		$ 19,794
Total net assets	$ 20,427		$ 46,480		$ 179,860		$ 19,794
Units outstanding	1,327		4,144		19,888		3,031
Investment shares held	755		2,242		10,561		1,384
Investments at cost	$ 16,625		$ 33,794		$ 140,993		$ 17,819
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge	$ 15.39	1,327	$ 11.21	4,144	$ 9.04	19,888	$ 6.53	3,031
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2014
(Continued)
	Wanger International		Wanger International Select		Wanger Select		Wanger USA
Assets:
Investments at fair value	$ 77,032		$ 121,809		$ 25,388		$ 224,984
Total assets	$ 77,032		$ 121,809		$ 25,388		$ 224,984
Total net assets	$ 77,032		$ 121,809		$ 25,388		$ 224,984
Units outstanding	9,982		20,159		2,573		24,076
Investment shares held	2,650		6,794		770		5,966
Investments at cost	$ 51,784		$ 83,849		$ 13,562		$ 133,286
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge	$ 7.72	9,982	$ 6.04	20,159	$ 9.87	2,573	$ 9.34	24,076
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2014
	Alger Capital Appreciation Portfolio – Class I-2 Shares	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	Deutsche Equity 500 Index VIP – Class A	Federated Fund for U.S. Government Securities II
Income:
Dividends	$ 252	$ 501	$ 4,705	$ 4,130
Net investment income (loss)	252	501	4,705	4,130
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	1,181	51	486	18
Realized gain distributions	40,288	4,133	8,441	-
Realized gain (loss)	41,469	4,184	8,927	18
Change in unrealized appreciation (depreciation) during the year	(7,271)	(252)	19,125	2,299
Net increase (decrease) in net assets from operations	$ 34,450	$ 4,433	$ 32,757	$ 6,447

	Federated High Income Bond Fund II – Primary Shares	Federated Prime Money Fund II	Fidelity ® VIP Contrafund® Portfolio – Service Class	Fidelity ® VIP Growth Opportunities Portfolio – Service Class
Income:
Dividends	$ 2,309	$ -	$ 1,317	$ 15
Net investment income (loss)	2,309	-	1,317	15
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	24	-	30,220	6,678
Realized gain distributions	-	-	3,083	13
Realized gain (loss)	24	-	33,303	6,691
Change in unrealized appreciation (depreciation) during the year	(1,290)	-	(11,783)	(4,166)
Net increase (decrease) in net assets from operations	$ 1,043	$ -	$ 22,837	$ 2,540

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2014
(Continued)
	Fidelity ® VIP Growth Portfolio – Service Class	Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	Franklin Income VIP Fund – Class 2	Franklin Mutual Shares VIP Fund – Class 2
Income:
Dividends	$ 113	$ 1,844	$ 6,332	$ 850
Net investment income (loss)	113	1,844	6,332	850
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	86,606	(158)	(1,155)	5
Realized gain distributions	-	34	-	221
Realized gain (loss)	86,606	(124)	(1,155)	226
Change in unrealized appreciation (depreciation) during the year	(70,026)	3,058	(1,247)	1,769
Net increase (decrease) in net assets from operations	$ 16,693	$ 4,778	$ 3,930	$ 2,845

	Invesco V.I. American Franchise Fund – Series I Shares	Invesco V.I. Core Equity Fund – Series I Shares	Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
Income:
Dividends	$ 19	$ 308	$ -	$ 1,591
Net investment income (loss)	19	308	-	1,591
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	27	342	116	90
Realized gain distributions	-	172	68	886
Realized gain (loss)	27	514	184	976
Change in unrealized appreciation (depreciation) during the year	3,672	1,980	(122)	(1,127)
Net increase (decrease) in net assets from operations	$ 3,718	$ 2,802	$ 62	$ 1,440

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2014
(Continued)
	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	Neuberger Berman AMT Small Cap Growth Portfolio – S Class	PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class
Income:
Dividends	$ 957	$ 222	$ -	$ 195
Net investment income (loss)	957	222	-	195
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	35	1,181	720	(3,688)
Realized gain distributions	-	-	627	-
Realized gain (loss)	35	1,181	1,347	(3,688)
Change in unrealized appreciation (depreciation) during the year	8,920	4,121	(1,195)	(11,055)
Net increase (decrease) in net assets from operations	$ 9,912	$ 5,524	$ 152	$ (14,548)

	PIMCO Real Return Portfolio – Advisor Class	PIMCO Total Return Portfolio – Advisor Class	Templeton Developing Markets VIP Fund – Class 2	Templeton Foreign VIP Fund – Class 2
Income:
Dividends	$ 115	$ 201	$ 1,032	$ 1,087
Net investment income (loss)	115	201	1,032	1,087
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	1	-	(1,843)	41,158
Realized gain distributions	-	-	-	-
Realized gain (loss)	1	-	(1,843)	41,158
Change in unrealized appreciation (depreciation) during the year	137	186	(6,107)	(52,225)
Net increase (decrease) in net assets from operations	$ 253	$ 387	$ (6,918)	$ (9,980)

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2014
(Continued)
	Templeton Growth VIP Fund – Class 2	Virtus Capital Growth Series – Class A Shares	Virtus Growth & Income Series – Class A Shares	Virtus International Series – Class A Shares
Income:
Dividends	$ 1,615	$ 79	$ 4,396	$ 7,323
Net investment income (loss)	1,615	79	4,396	7,323
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(389)	767	39,519	70
Realized gain distributions	-	-	47,432	1,861
Realized gain (loss)	(389)	767	86,951	1,931
Change in unrealized appreciation (depreciation) during the year	(5,215)	13,696	(46,579)	(16,559)
Net increase (decrease) in net assets from operations	$ (3,989)	$ 14,542	$ 44,768	$ (7,305)

	Virtus Multi-Sector Fixed Income Series – Class A Shares	Virtus Real Estate Securities Series – Class A Shares	Virtus Small-Cap Growth Series – Class A Shares	Virtus Small-Cap Value Series – Class A Shares
Income:
Dividends	$ 5,140	$ 212	$ -	$ 1,059
Net investment income (loss)	5,140	212	-	1,059
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	117	73	7,501	10,480
Realized gain distributions	-	2,247	4,421	9,188
Realized gain (loss)	117	2,320	11,922	19,668
Change in unrealized appreciation (depreciation) during the year	(3,303)	2,507	(11,195)	(19,252)
Net increase (decrease) in net assets from operations	$ 1,954	$ 5,039	$ 727	$ 1,475

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2014
(Continued)
	Virtus Strategic Allocation Series – Class A Shares	Wanger International	Wanger International Select	Wanger Select
Income:
Dividends	$ 429	$ 1,186	$ 2,295	$ -
Net investment income (loss)	429	1,186	2,295	-
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	55	1	(2,401)	280
Realized gain distributions	1,149	8,958	7,189	3,088
Realized gain (loss)	1,204	8,959	4,788	3,368
Change in unrealized appreciation (depreciation) during the year	(157)	(13,669)	(18,543)	(2,597)
Net increase (decrease) in net assets from operations	$ 1,476	$ (3,524)	$ (11,460)	$ 771

Wanger USA
Income:
Dividends	$ -
Net investment income (loss)	-
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	438
Realized gain distributions	27,368
Realized gain (loss)	27,806
Change in unrealized appreciation (depreciation) during the year	(17,510)
Net increase (decrease) in net assets from operations	$ 10,296
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2014 and 2013
	Alger Capital Appreciation Portfolio – Class I-2 Shares		Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
	2014	2013	2014	2013
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 252	$ 837	$ 501	$ 398
Realized gains (losses)	41,469	45,307	4,184	1,485
Unrealized appreciation (depreciation) during the year	(7,271)	23,723	(252)	10,145
Net increase (decrease) in net assets from operations	34,450	69,867	4,433	12,028
Contract transactions:
Payments received from contract owners	4,890	4,893	-	-
Transfers between Investment Options (including Guaranteed Interest Account), net	(452)	(20,336)	-	(1)
Transfers for contract benefits and terminations	-	-	(1)	-
Contract maintenance charges	(18,642)	(16,385)	(745)	(628)
Net increase (decrease) in net assets resulting from contract transactions	(14,204)	(31,828)	(746)	(629)
Total increase (decrease) in net assets	20,246	38,039	3,687	11,399
Net assets at beginning of period	256,820	218,781	48,275	36,876
Net assets at end of period	$ 277,066	$ 256,820	$ 51,962	$ 48,275

	Deutsche Equity 500 Index VIP – Class A		Federated Fund for U.S. Government Securities II
	2014	2013	2014	2013
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 4,705	$ 3,761	$ 4,130	$ 4,620
Realized gains (losses)	8,927	4,755	18	(37)
Unrealized appreciation (depreciation) during the year	19,125	49,625	2,299	(7,388)
Net increase (decrease) in net assets from operations	32,757	58,141	6,447	(2,805)
Contract transactions:
Payments received from contract owners	7,148	7,148	6,596	6,595
Transfers between Investment Options (including Guaranteed Interest Account), net	(1,316)	(416)	1,487	(3,498)
Transfers for contract benefits and terminations	-	-	-	-
Contract maintenance charges	(5,338)	(4,840)	(5,968)	(6,273)
Net increase (decrease) in net assets resulting from contract transactions	494	1,892	2,115	(3,176)
Total increase (decrease) in net assets	33,251	60,033	8,562	(5,981)
Net assets at beginning of period	239,169	179,136	138,072	144,053
Net assets at end of period	$ 272,420	$ 239,169	$ 146,634	$ 138,072

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2014 and 2013
(Continued)
	Federated High Income Bond Fund II – Primary Shares		Federated Prime Money Fund II
	2014	2013	2014	2013
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 2,309	$ 2,575	$ -	$ -
Realized gains (losses)	24	17	-	-
Unrealized appreciation (depreciation) during the year	(1,290)	(35)	-	-
Net increase (decrease) in net assets from operations	1,043	2,557	-	-
Contract transactions:
Payments received from contract owners	-	-	1,957	1,957
Transfers between Investment Options (including Guaranteed Interest Account), net	(49)	(66)	-	(5,704)
Transfers for contract benefits and terminations	-	-	-	-
Contract maintenance charges	(1,209)	(1,124)	(31,306)	(28,839)
Net increase (decrease) in net assets resulting from contract transactions	(1,258)	(1,190)	(29,349)	(32,586)
Total increase (decrease) in net assets	(215)	1,367	(29,349)	(32,586)
Net assets at beginning of period	38,510	37,143	1,359,980	1,392,566
Net assets at end of period	$ 38,295	$ 38,510	$ 1,330,631	$ 1,359,980

	Fidelity ® VIP Contrafund® Portfolio – Service Class		Fidelity ® VIP Growth Opportunities Portfolio – Service Class
	2014	2013	2014	2013
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 1,317	$ 2,016	$ 15	$ 57
Realized gains (losses)	33,303	6,228	6,691	343
Unrealized appreciation (depreciation) during the year	(11,783)	46,240	(4,166)	8,161
Net increase (decrease) in net assets from operations	22,837	54,484	2,540	8,561
Contract transactions:
Payments received from contract owners	798	617	-	-
Transfers between Investment Options (including Guaranteed Interest Account), net	(24,929)	79,919	(24,817)	17,091
Transfers for contract benefits and terminations	(57,506)	(86,601)	-	-
Contract maintenance charges	(10,225)	(10,700)	(172)	(152)
Net increase (decrease) in net assets resulting from contract transactions	(91,862)	(16,765)	(24,989)	16,939
Total increase (decrease) in net assets	(69,025)	37,719	(22,449)	25,500
Net assets at beginning of period	226,267	188,548	34,595	9,095
Net assets at end of period	$ 157,242	$ 226,267	$ 12,146	$ 34,595

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2014 and 2013
(Continued)
	Fidelity ® VIP Growth Portfolio – Service Class		Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
	2014	2013	2014	2013
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 113	$ 357	$ 1,844	$ 1,969
Realized gains (losses)	86,606	11,505	(124)	996
Unrealized appreciation (depreciation) during the year	(70,026)	46,064	3,058	(4,523)
Net increase (decrease) in net assets from operations	16,693	57,926	4,778	(1,558)
Contract transactions:
Payments received from contract owners	2,933	7,377	-	-
Transfers between Investment Options (including Guaranteed Interest Account), net	60,357	(28,008)	(2,227)	36,179
Transfers for contract benefits and terminations	(161,433)	-	-	-
Contract maintenance charges	(6,310)	(9,756)	(602)	(575)
Net increase (decrease) in net assets resulting from contract transactions	(104,453)	(30,387)	(2,829)	35,604
Total increase (decrease) in net assets	(87,760)	27,539	1,949	34,046
Net assets at beginning of period	210,580	183,041	83,817	49,771
Net assets at end of period	$ 122,820	$ 210,580	$ 85,766	$ 83,817

	Franklin Income VIP Fund – Class 2		Franklin Mutual Shares VIP Fund – Class 2
	2014	2013	2014	2013
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 6,332	$ 6,516	$ 850	$ 699
Realized gains (losses)	(1,155)	(356)	226	1,993
Unrealized appreciation (depreciation) during the year	(1,247)	8,596	1,769	6,068
Net increase (decrease) in net assets from operations	3,930	14,756	2,845	8,760
Contract transactions:
Payments received from contract owners	203	-	2,362	2,362
Transfers between Investment Options (including Guaranteed Interest Account), net	12,670	101,579	-	(7,014)
Transfers for contract benefits and terminations	(51,178)	(88,763)	-	-
Contract maintenance charges	(6,644)	(7,008)	(657)	(551)
Net increase (decrease) in net assets resulting from contract transactions	(44,949)	5,808	1,705	(5,203)
Total increase (decrease) in net assets	(41,019)	20,564	4,550	3,557
Net assets at beginning of period	124,223	103,659	38,193	34,636
Net assets at end of period	$ 83,204	$ 124,223	$ 42,743	$ 38,193

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2014 and 2013
(Continued)
	Invesco V.I. American Franchise Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares
	2014	2013	2014	2013
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 19	$ 161	$ 308	$ 444
Realized gains (losses)	27	3	514	237
Unrealized appreciation (depreciation) during the year	3,672	12,178	1,980	7,353
Net increase (decrease) in net assets from operations	3,718	12,342	2,802	8,034
Contract transactions:
Payments received from contract owners	1,740	1,739	-	-
Transfers between Investment Options (including Guaranteed Interest Account), net	(722)	(478)	(210)	(150)
Transfers for contract benefits and terminations	-	-	-	-
Contract maintenance charges	(364)	(317)	(1,162)	(1,005)
Net increase (decrease) in net assets resulting from contract transactions	654	944	(1,372)	(1,155)
Total increase (decrease) in net assets	4,372	13,286	1,430	6,879
Net assets at beginning of period	43,545	30,259	34,813	27,934
Net assets at end of period	$ 47,917	$ 43,545	$ 36,243	$ 34,813

	Invesco V.I. Mid Cap Core Equity Fund – Series I Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
	2014	2013	2014	2013
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ -	$ 144	$ 1,591	$ 1,640
Realized gains (losses)	184	764	976	653
Unrealized appreciation (depreciation) during the year	(122)	871	(1,127)	195
Net increase (decrease) in net assets from operations	62	1,779	1,440	2,488
Contract transactions:
Payments received from contract owners	-	14,710	1,740	1,739
Transfers between Investment Options (including Guaranteed Interest Account), net	3	6,180	-	-
Transfers for contract benefits and terminations	-	(34,480)	(2,530)	-
Contract maintenance charges	(1,158)	(217)	(768)	(842)
Net increase (decrease) in net assets resulting from contract transactions	(1,155)	(13,807)	(1,558)	897
Total increase (decrease) in net assets	(1,093)	(12,028)	(118)	3,385
Net assets at beginning of period	1,093	13,121	33,431	30,046
Net assets at end of period	$ -	$ 1,093	$ 33,313	$ 33,431

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2014 and 2013
(Continued)
	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
	2014	2013	2014	2013
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 957	$ 665	$ 222	$ 195
Realized gains (losses)	35	92	1,181	8
Unrealized appreciation (depreciation) during the year	8,920	33,016	4,121	11,324
Net increase (decrease) in net assets from operations	9,912	33,773	5,524	11,527
Contract transactions:
Payments received from contract owners	4,349	4,353	2,476	2,475
Transfers between Investment Options (including Guaranteed Interest Account), net	(709)	(1,153)	-	-
Transfers for contract benefits and terminations	-	-	(5,243)	-
Contract maintenance charges	(3,080)	(2,737)	(1,145)	(1,225)
Net increase (decrease) in net assets resulting from contract transactions	560	463	(3,912)	1,250
Total increase (decrease) in net assets	10,472	34,236	1,612	12,777
Net assets at beginning of period	128,663	94,427	50,348	37,571
Net assets at end of period	$ 139,135	$ 128,663	$ 51,960	$ 50,348

	Neuberger Berman AMT Small Cap Growth Portfolio – S Class		PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
	2014	2013	2014	2013
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ -	$ -	$ 195	$ 1,273
Realized gains (losses)	1,347	450	(3,688)	(44)
Unrealized appreciation (depreciation) during the year	(1,195)	2,708	(11,055)	(13,782)
Net increase (decrease) in net assets from operations	152	3,158	(14,548)	(12,553)
Contract transactions:
Payments received from contract owners	-	-	122	-
Transfers between Investment Options (including Guaranteed Interest Account), net	(158)	(77)	12,066	61,704
Transfers for contract benefits and terminations	-	-	(22,047)	(46,634)
Contract maintenance charges	(2,199)	(1,935)	(2,334)	(2,753)
Net increase (decrease) in net assets resulting from contract transactions	(2,357)	(2,012)	(12,193)	12,317
Total increase (decrease) in net assets	(2,205)	1,146	(26,741)	(236)
Net assets at beginning of period	9,050	7,904	79,861	80,097
Net assets at end of period	$ 6,845	$ 9,050	$ 53,120	$ 79,861

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2014 and 2013
(Continued)
	PIMCO Real Return Portfolio – Advisor Class		PIMCO Total Return Portfolio – Advisor Class
	2014	2013	2014	2013
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 115	$ 146	$ 201	$ 199
Realized gains (losses)	1	68	-	81
Unrealized appreciation (depreciation) during the year	137	(1,082)	186	(475)
Net increase (decrease) in net assets from operations	253	(868)	387	(195)
Contract transactions:
Payments received from contract owners	-	-	-	-
Transfers between Investment Options (including Guaranteed Interest Account), net	(48)	(76)	(64)	(83)
Transfers for contract benefits and terminations	-	-	-	-
Contract maintenance charges	-	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	(48)	(76)	(64)	(83)
Total increase (decrease) in net assets	205	(944)	323	(278)
Net assets at beginning of period	8,462	9,406	9,309	9,587
Net assets at end of period	$ 8,667	$ 8,462	$ 9,632	$ 9,309

	Templeton Developing Markets VIP Fund – Class 2		Templeton Foreign VIP Fund – Class 2
	2014	2013	2014	2013
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 1,032	$ 1,279	$ 1,087	$ 3,900
Realized gains (losses)	(1,843)	(9)	41,158	424
Unrealized appreciation (depreciation) during the year	(6,107)	(1,344)	(52,225)	30,614
Net increase (decrease) in net assets from operations	(6,918)	(74)	(9,980)	34,938
Contract transactions:
Payments received from contract owners	82	-	-	8,605
Transfers between Investment Options (including Guaranteed Interest Account), net	6,965	40,972	-	5,089
Transfers for contract benefits and terminations	(16,292)	(32,918)	(120,994)	(11,466)
Contract maintenance charges	(1,885)	(2,164)	(2,368)	(6,291)
Net increase (decrease) in net assets resulting from contract transactions	(11,130)	5,890	(123,362)	(4,063)
Total increase (decrease) in net assets	(18,048)	5,816	(133,342)	30,875
Net assets at beginning of period	72,313	66,497	185,453	154,578
Net assets at end of period	$ 54,265	$ 72,313	$ 52,111	$ 185,453

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2014 and 2013
(Continued)
	Templeton Growth VIP Fund – Class 2		Virtus Capital Growth Series – Class A Shares
	2014	2013	2014	2013
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 1,615	$ 2,622	$ 79	$ 366
Realized gains (losses)	(389)	6,406	767	29
Unrealized appreciation (depreciation) during the year	(5,215)	20,113	13,696	28,472
Net increase (decrease) in net assets from operations	(3,989)	29,141	14,542	28,867
Contract transactions:
Payments received from contract owners	5,846	5,799	9,124	9,123
Transfers between Investment Options (including Guaranteed Interest Account), net	14,445	17,504	-	-
Transfers for contract benefits and terminations	(2,376)	(34,712)	(8,430)	-
Contract maintenance charges	(11,781)	(8,731)	(3,516)	(3,353)
Net increase (decrease) in net assets resulting from contract transactions	6,134	(20,140)	(2,822)	5,770
Total increase (decrease) in net assets	2,145	9,001	11,720	34,637
Net assets at beginning of period	117,281	108,280	129,966	95,329
Net assets at end of period	$ 119,426	$ 117,281	$ 141,686	$ 129,966

	Virtus Growth & Income Series – Class A Shares		Virtus International Series – Class A Shares
	2014	2013	2014	2013
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 4,396	$ 4,712	$ 7,323	$ 3,774
Realized gains (losses)	86,951	48,453	1,931	942
Unrealized appreciation (depreciation) during the year	(46,579)	97,542	(16,559)	8,923
Net increase (decrease) in net assets from operations	44,768	150,707	(7,305)	13,639
Contract transactions:
Payments received from contract owners	19,001	28,495	6,496	6,499
Transfers between Investment Options (including Guaranteed Interest Account), net	(780)	(20,755)	1,167	(12,854)
Transfers for contract benefits and terminations	(184,828)	(11,236)	-	-
Contract maintenance charges	(13,673)	(16,530)	(2,055)	(1,966)
Net increase (decrease) in net assets resulting from contract transactions	(180,280)	(20,026)	5,608	(8,321)
Total increase (decrease) in net assets	(135,512)	130,681	(1,697)	5,318
Net assets at beginning of period	619,141	488,460	182,039	176,721
Net assets at end of period	$ 483,629	$ 619,141	$ 180,342	$ 182,039

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2014 and 2013
(Continued)
	Virtus Multi-Sector Fixed Income Series – Class A Shares		Virtus Real Estate Securities Series – Class A Shares
	2014	2013	2014	2013
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 5,140	$ 5,649	$ 212	$ 251
Realized gains (losses)	117	2,437	2,320	2,586
Unrealized appreciation (depreciation) during the year	(3,303)	(5,359)	2,507	(2,680)
Net increase (decrease) in net assets from operations	1,954	2,727	5,039	157
Contract transactions:
Payments received from contract owners	3,956	3,956	-	-
Transfers between Investment Options (including Guaranteed Interest Account), net	1,445	(27,083)	(261)	413
Transfers for contract benefits and terminations	(2,498)	-	-	-
Contract maintenance charges	(4,598)	(4,512)	(535)	(500)
Net increase (decrease) in net assets resulting from contract transactions	(1,695)	(27,639)	(796)	(87)
Total increase (decrease) in net assets	259	(24,912)	4,243	70
Net assets at beginning of period	103,546	128,458	16,184	16,114
Net assets at end of period	$ 103,805	$ 103,546	$ 20,427	$ 16,184

	Virtus Small-Cap Growth Series – Class A Shares		Virtus Small-Cap Value Series – Class A Shares
	2014	2013	2014	2013
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ -	$ 215	$ 1,059	$ 1,099
Realized gains (losses)	11,922	1,434	19,668	3,967
Unrealized appreciation (depreciation) during the year	(11,195)	24,439	(19,252)	60,926
Net increase (decrease) in net assets from operations	727	26,088	1,475	65,992
Contract transactions:
Payments received from contract owners	2,232	13,075	-	1,036
Transfers between Investment Options (including Guaranteed Interest Account), net	-	10,282	371	(25,674)
Transfers for contract benefits and terminations	(41,810)	(23,329)	(37,571)	-
Contract maintenance charges	(2,600)	(3,934)	(2,838)	(4,620)
Net increase (decrease) in net assets resulting from contract transactions	(42,178)	(3,906)	(40,038)	(29,258)
Total increase (decrease) in net assets	(41,451)	22,182	(38,563)	36,734
Net assets at beginning of period	87,931	65,749	218,423	181,689
Net assets at end of period	$ 46,480	$ 87,931	$ 179,860	$ 218,423

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2014 and 2013
(Continued)
	Virtus Strategic Allocation Series – Class A Shares		Wanger International
	2014	2013	2014	2013
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 429	$ 381	$ 1,186	$ 1,906
Realized gains (losses)	1,204	1,736	8,959	14,468
Unrealized appreciation (depreciation) during the year	(157)	1,153	(13,669)	(498)
Net increase (decrease) in net assets from operations	1,476	3,270	(3,524)	15,876
Contract transactions:
Payments received from contract owners	809	812	3,691	3,690
Transfers between Investment Options (including Guaranteed Interest Account), net	(56)	(46)	67	(18,496)
Transfers for contract benefits and terminations	-	-	-	-
Contract maintenance charges	(2,958)	(2,571)	(3,491)	(3,687)
Net increase (decrease) in net assets resulting from contract transactions	(2,205)	(1,805)	267	(18,493)
Total increase (decrease) in net assets	(729)	1,465	(3,257)	(2,617)
Net assets at beginning of period	20,523	19,058	80,289	82,906
Net assets at end of period	$ 19,794	$ 20,523	$ 77,032	$ 80,289

	Wanger International Select		Wanger Select
	2014	2013	2014	2013
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 2,295	$ 8,324	$ -	$ 65
Realized gains (losses)	4,788	5,887	3,368	818
Unrealized appreciation (depreciation) during the year	(18,543)	4,942	(2,597)	5,990
Net increase (decrease) in net assets from operations	(11,460)	19,153	771	6,873
Contract transactions:
Payments received from contract owners	122	-	-	-
Transfers between Investment Options (including Guaranteed Interest Account), net	7,736	60,991	(235)	(293)
Transfers for contract benefits and terminations	(27,083)	(50,375)	-	-
Contract maintenance charges	(6,065)	(6,106)	(1,081)	(1,057)
Net increase (decrease) in net assets resulting from contract transactions	(25,290)	4,510	(1,316)	(1,350)
Total increase (decrease) in net assets	(36,750)	23,663	(545)	5,523
Net assets at beginning of period	158,559	134,896	25,933	20,410
Net assets at end of period	$ 121,809	$ 158,559	$ 25,388	$ 25,933

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2014 and 2013
(Continued)
	Wanger USA
	2014	2013
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ -	$ 271
Realized gains (losses)	27,806	25,843
Unrealized appreciation (depreciation) during the year	(17,510)	34,464
Net increase (decrease) in net assets from operations	10,296	60,578
Contract transactions:
Payments received from contract owners	4,238	4,237
Transfers between Investment Options (including Guaranteed Interest Account), net	(150)	(28,581)
Transfers for contract benefits and terminations	-	-
Contract maintenance charges	(13,504)	(13,114)
Net increase (decrease) in net assets resulting from contract transactions	(9,416)	(37,458)
Total increase (decrease) in net assets	880	23,120
Net assets at beginning of period	224,104	200,984
Net assets at end of period	$ 224,984	$ 224,104
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization
The Phoenix Life and Annuity Variable Universal Life Account (the “Separate Account”) is a separate account of Phoenix Life and Annuity Company (“PLAC”, “we” or “us”), the sponsor company. PLAC is a Connecticut stock life insurance company and is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company. PLAC is a wholly-owned subsidiary of The Phoenix Companies, Inc. (“Phoenix”). The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established on July 1, 1996. The Separate Account currently consists of 56 investment options (also known as sub-accounts) that invest in shares of underlying mutual funds.
The contract owners may allocate premium payments and contract value to the following sub-accounts in the variable contract ("contract") which have the same or similar name as the underlying mutual funds (collectively, the “Funds” or individually, the “Fund”):
Alger Capital Appreciation Portfolio – Class 1-2 Shares
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
Deutsche Equity 500 Index VIP-Class A (formerly DWS Equity 500 Index VIP-Class A)
Deutsche Small Cap Index VIP-Class A (formerly DWS Small Cap Index VIP-Class A)
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II – Primary Shares
Federated Prime Money Fund II
Fidelity ® VIP Contrafund® Portfolio – Service Class
Fidelity ® VIP Growth Opportunities Portfolio – Service Class
Fidelity ® VIP Growth Portfolio – Service Class
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
Franklin Income VIP Fund-Class 2 (formerly Franklin Income Securities Fund-Class 2)
Franklin Mutual Shares VIP Fund-Class 2 (formerly Mutual Shares Securities Fund-Class 2)
Guggenheim U.S. Long Short Equity Fund
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
Ibbotson Growth ETF Asset Allocation Portfolio – Class II
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
Invesco V.I. American Franchise Fund – Series I Shares
Invesco V.I. Core Equity Fund – Series I Shares
Invesco V.I. Equity and Income Fund – Series II Shares
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
Neuberger Berman AMT Guardian Portfolio – S Class
Neuberger Berman AMT Small Cap Growth Portfolio – S Class
Oppenheimer Capital Appreciation Fund/VA – Service Shares
Oppenheimer Global Fund/VA – Service Shares
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
PIMCO Real Return Portfolio – Advisor Class
PIMCO Total Return Portfolio – Advisor Class
Rydex Inverse Government Long Bond Strategy Fund
Rydex Nova Fund
Sentinel Variable Products Balanced Fund
Sentinel Variable Products Bond Fund
Sentinel Variable Products Common Stock Fund
Sentinel Variable Products Mid Cap Fund

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization  (Continued)
Sentinel Variable Products Small Company Fund
Templeton Developing Markets VIP Fund-Class 2 (formerly Templeton Developing Markets Securities Fund-Class 2)
Templeton Foreign VIP Fund-Class 2 (formerly Templeton Foreign Securities Fund-Class 2)
Templeton Growth VIP Fund-Class 2 (formerly Templeton Growth Securities Fund-Class 2)
Virtus Capital Growth – Class A Shares
Virtus Growth & Income Series – Class A Shares
Virtus International Series – Class A Shares
Virtus Multi-Sector Fixed Income – Class A Shares
Virtus Real Estate Securities Series – Class A Shares
Virtus Small-Cap Growth Series – Class A Shares
Virtus Small-Cap Value – Class A Shares
Virtus Strategic Allocation Series – Class A Shares
Wanger International
Wanger International Select
Wanger Select
Wanger USA
Additionally, contract owners also may direct the allocation of their premium payments and contract value between the Separate Account and the Guaranteed Interest Account (“GIA”).
PLAC and the Separate Account are subject to regulation by the State of Connecticut Department of Insurance and the U.S. Securities and Exchange Commission (“SEC”). The assets and liabilities of the Separate Account are clearly identified and distinguished from PLAC’s other asset and liabilities. Premium payments and contract value allocated by a contract owner to the GIA are not legally insulated and are subject to claims against PLAC’s general account assets.
Note 2—Significant Accounting Policies
The following is a summary of significant accounting policies of the Separate Account, which are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) in the investment company industry:
A.     Valuation of investments: Investments are made in the Funds and stated at fair value based on the reported net asset values of the respective Funds, which in turn value their investment securities at fair value.
B.     Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of last in first out (“LIFO”). Dividend income and realized gain distributions from investments are recorded on the ex-dividend date.
C.     Income taxes: PLAC is taxed as a life insurance entity under the provisions of the Internal Revenue Code of 1986, as amended, (the “Code”) and the operations of the Separate Account are included in the consolidated federal income tax return of Phoenix. Under the current provisions of the Code, PLAC does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this expectation, no charge is being made currently to the Separate Account for federal income taxes. PLAC will review periodically the tax liability of the Separate Account in the event of changes in the tax law and may assess a charge in future years for any federal income taxes that would be applied against the Separate Account.
D.     Use of estimates: The preparation of financial statements in accordance with GAAP requires PLAC management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 2—Significant Accounting Policies (Continued)
Security Valuation: The Separate Account measures the fair value of its investment in the Funds available on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Separate Account has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent observable inputs are not available, representing the Separate Account’s own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.
Investments in Fund shares are valued using the reported net asset value of the respective Funds at the end of each New York Stock Exchange business day, as determined by the respective Funds. Investments held by the Separate Account are Level 1 within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2014.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 3— Purchases and Proceeds from Sales of Investments
The cost of purchases and proceeds from sales of investments for the period ended December 31, 2014 were as follows:
Investment Option	Purchases	Sales
Alger Capital Appreciation Portfolio – Class I-2 Shares	$ 45,432	$ 19,095
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	4,636	747
Deutsche Equity 500 Index VIP – Class A	20,293	6,654
Federated Fund for U.S. Government Securities II	13,256	7,011
Federated High Income Bond Fund II – Primary Shares	2,310	1,258
Federated Prime Money Fund II	1,957	31,306
Fidelity ® VIP Contrafund® Portfolio – Service Class	40,564	128,026
Fidelity ® VIP Growth Opportunities Portfolio – Service Class	59	25,020
Fidelity ® VIP Growth Portfolio – Service Class	63,403	167,743
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	36,974	37,925
Franklin Income VIP Fund – Class 2	41,652	80,270
Franklin Mutual Shares VIP Fund – Class 2	3,433	657
Invesco V.I. American Franchise Fund – Series I Shares	1,844	1,171
Invesco V.I. Core Equity Fund – Series I Shares	480	1,372
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	71	1,158
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	4,217	3,298
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	5,411	3,894
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	2,698	6,388
Neuberger Berman AMT Small Cap Growth Portfolio – S Class	629	2,358
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	21,549	33,547
PIMCO Real Return Portfolio – Advisor Class	115	48
PIMCO Total Return Portfolio – Advisor Class	201	64
Templeton Developing Markets VIP Fund – Class 2	15,207	25,305
Templeton Foreign VIP Fund – Class 2	1,086	123,362
Templeton Growth VIP Fund – Class 2	21,978	14,229
Virtus Capital Growth Series – Class A Shares	9,202	11,946
Virtus Growth & Income Series – Class A Shares	70,916	199,368
Virtus International Series – Class A Shares	18,381	3,589
Virtus Multi-Sector Fixed Income Series – Class A Shares	45,666	42,221
Virtus Real Estate Securities Series – Class A Shares	2,693	1,030
Virtus Small-Cap Growth Series – Class A Shares	6,653	44,410
Virtus Small-Cap Value Series – Class A Shares	11,684	41,475
Virtus Strategic Allocation Series – Class A Shares	2,388	3,014
Wanger International	14,110	3,699
Wanger International Select	30,701	46,508
Wanger Select	3,088	1,316
Wanger USA	31,644	13,692
	$ 596,581	$ 1,134,174

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 4— Changes in Units Outstanding
The changes in units outstanding were as follows:
	For the period ended December 31, 2014			For the period ended December 31, 2013
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Alger Capital Appreciation Portfolio – Class I-2 Shares	944	(3,446)	(2,502)	1,037	(8,390)	(7,353)
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	-	(387)	(387)	-	(382)	(382)
Deutsche Equity 500 Index VIP – Class A	1,167	(997)	170	1,457	(1,009)	448
Federated Fund for U.S. Government Securities II	1,727	(1,323)	404	1,987	(2,573)	(586)
Federated High Income Bond Fund II – Primary Shares	-	(151)	(151)	-	(153)	(153)
Federated Prime Money Fund II	1,956	(31,305)	(29,349)	1,956	(34,542)	(32,586)
Fidelity ® VIP Contrafund® Portfolio – Service Class	4,092	(14,646)	(10,554)	15,292	(17,880)	(2,588)
Fidelity ® VIP Growth Opportunities Portfolio – Service Class	5	(4,003)	(3,998)	4,266	(553)	3,713
Fidelity ® VIP Growth Portfolio – Service Class	12,885	(35,266)	(22,381)	2,191	(10,848)	(8,657)
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	23,962	(25,903)	(1,941)	27,140	(2,152)	24,988
Franklin Income VIP Fund – Class 2	19,921	(47,144)	(27,223)	67,620	(63,896)	3,724
Franklin Mutual Shares VIP Fund – Class 2	368	(99)	269	406	(1,388)	(982)
Invesco V.I. American Franchise Fund – Series I Shares	1,299	(833)	466	1,615	(788)	827
Invesco V.I. Core Equity Fund – Series I Shares	-	(760)	(760)	-	(754)	(754)
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	-	(578)	(578)	16,718	(25,053)	(8,335)
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	887	(1,683)	(796)	955	(463)	492
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	2,700	(2,343)	357	3,047	(2,839)	208
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	1,401	(3,610)	(2,209)	1,622	(807)	815
Neuberger Berman AMT Small Cap Growth Portfolio – S Class	-	(1,786)	(1,786)	-	(1,816)	(1,816)
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	22,917	(37,985)	(15,068)	56,168	(44,238)	11,930
PIMCO Real Return Portfolio – Advisor Class	-	(32)	(32)	-	(46)	(46)
PIMCO Total Return Portfolio – Advisor Class	-	(38)	(38)	-	(50)	(50)
Templeton Developing Markets VIP Fund – Class 2	1,389	(2,674)	(1,285)	3,905	(3,273)	632
Templeton Foreign VIP Fund – Class 2	-	(21,910)	(21,910)	2,526	(3,326)	(800)
Templeton Growth VIP Fund – Class 2	3,307	(2,379)	928	9,465	(13,501)	(4,036)
Virtus Capital Growth Series – Class A Shares	2,305	(3,122)	(817)	2,703	(1,001)	1,702
Virtus Growth & Income Series – Class A Shares	3,331	(35,499)	(32,168)	6,874	(11,334)	(4,460)
Virtus International Series – Class A Shares	1,204	(460)	744	1,139	(2,255)	(1,116)
Virtus Multi-Sector Fixed Income Series – Class A Shares	5,161	(5,387)	(226)	750	(4,483)	(3,733)
Virtus Real Estate Securities Series – Class A Shares	20	(77)	(57)	42	(48)	(6)
Virtus Small-Cap Growth Series – Class A Shares	221	(4,349)	(4,128)	2,457	(2,857)	(400)
Virtus Small-Cap Value Series – Class A Shares	169	(4,876)	(4,707)	140	(4,344)	(4,204)
Virtus Strategic Allocation Series – Class A Shares	130	(477)	(347)	145	(469)	(324)
Wanger International	493	(457)	36	504	(3,126)	(2,622)
Wanger International Select	3,168	(7,424)	(4,256)	10,506	(9,778)	728
Wanger Select	-	(138)	(138)	-	(161)	(161)
Wanger USA	491	(1,544)	(1,053)	533	(5,548)	(5,015)

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5— Financial Highlights
A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2014, 2013, 2012, 2011, and 2010 follows:
	At December 31,			For the periods ended December 31,
	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio [1]	Expense Ratio [2]	Total Return [3]
Alger Capital Appreciation Portfolio – Class I-2 Shares
2014	46	6.03	277	0.10%	-	13.75%
2013	48	5.30	257	0.37%	-	35.19%
2012	56	3.92	219	1.04%	-	18.30%
2011	58	3.31	193	0.11%	-	(0.30%)
2010	62	3.32	206	0.37%	-	14.03%
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
2014	26	2.02	52	1.01%	-	9.25%
2013	26	1.84	48	0.92%	-	32.82%
2012 [7]	27	1.39	37	1.07%	-	6.13%
Deutsche Equity 500 Index VIP – Class A
2014	38	7.20	272	1.84%	-	13.39%
2013	38	6.35	239	1.77%	-	31.93%
2012	37	4.81	179	1.74%	-	15.70%
2011	40	4.16	167	1.69%	-	1.83%
2010	40	4.08	163	2.00%	-	14.70%
Federated Fund for U.S. Government Securities II
2014	27	5.40	147	2.88%	-	4.62%
2013	27	5.16	138	3.33%	-	(2.05%)
2012	27	5.27	144	3.05%	-	2.98%
2011	40	5.11	205	4.06%	-	5.78%
2010	43	4.83	209	5.25%	-	5.17%
Federated High Income Bond Fund II – Primary Shares
2014	5	8.27	38	5.91%	-	2.69%
2013	5	8.05	39	6.80%	-	6.99%
2012	5	7.52	37	7.95%	-	14.70%
2011	6	6.56	38	8.67%	-	5.17%
2010	6	6.24	37	15.67%	-	14.73%
Federated Prime Money Fund II
2014	1,331	1.00	1,331	-	-	0.00%*
2013	1,360	1.00	1,360	-	-	0.00%*
2012	1,393	1.00	1,393	-	-	0.00%*
2011	1,411	1.00	1,411	-	-	0.00%*
2010 [5]	1,545	1.00	1,545	0.00%*	-	0.00%*
Fidelity ® VIP Contrafund® Portfolio – Service Class
2014	17	9.07	157	0.61%	-	11.82%
2013	28	8.11	226	1.02%	-	31.14%
2012	30	6.19	189	1.01%	-	16.31%
2011	41	5.32	216	0.90%	-	(2.64%)
2010	53	5.46	289	1.00%	-	17.11%
Fidelity ® VIP Growth Opportunities Portfolio – Service Class
2014	2	6.66	12	0.06%	-	12.10%
2013	6	5.94	35	0.21%	-	37.78%
2012	2	4.31	9	0.17%	-	19.46%
2011	4	3.61	15	0.05%	-	2.18%
2010	4	3.53	16	0.10%	-	23.65%

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,			For the periods ended December 31,
	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio [1]	Expense Ratio [2]	Total Return [3]
Fidelity ® VIP Growth Portfolio – Service Class
2014	25	4.97	123	0.10%	-	11.19%
2013	47	4.47	211	0.19%	-	36.20%
2012	56	3.28	183	0.51%	-	14.54%
2011	56	2.87	162	0.27%	-	0.14%
2010	57	2.86	162	0.15%	-	24.06%
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
2014	58	1.48	86	2.16%	-	5.75%
2013	60	1.40	84	2.53%	-	(1.89%)
2012	35	1.43	50	2.35%	-	5.77%
2011	17	1.35	23	3.25%	-	7.21%
2010	17	1.26	22	3.38%	-	7.68%
Franklin Income VIP Fund – Class 2
2014	48	1.72	83	4.99%	-	4.62%
2013	76	1.64	124	5.96%	-	13.94%
2012	72	1.44	104	6.49%	-	12.65%
2011	81	1.28	104	5.61%	-	2.38%
2010	85	1.25	106	6.41%	-	12.67%
Franklin Mutual Shares VIP Fund – Class 2
2014	6	6.79	43	2.06%	-	7.12%
2013	6	6.34	38	2.02%	-	28.26%
2012	7	4.94	35	2.15%	-	14.24%
2011	14	4.33	59	2.09%	-	(1.04%)
2010	41	4.37	181	1.53%	-	11.19%
Invesco V.I. American Franchise Fund – Series I Shares
2014	32	1.50	48	0.04%	-	8.44%
2013	32	1.38	44	0.45%	-	40.14%
2012 [8]	31	0.98	30	-	-	(2.50%)
Invesco V.I. Core Equity Fund – Series I Shares
2014	20	1.85	36	0.86%	-	8.15%
2013	20	1.71	35	1.40%	-	29.25%
2012	21	1.32	28	0.98%	-	13.88%
2011	22	1.16	25	0.93%	-	(0.06%)
2010	24	1.16	28	0.90%	-	9.56%
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
2014 ‡	-	-	-	-	-	0.00%*
2013	1	1.90	1	1.91%	-	28.81%
2012	9	1.47	13	0.07%	-	10.95%
2011	9	1.33	12	0.31%	-	(6.38%)
2010	26	1.42	36	0.54%	-	14.11%
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
2014	17	1.97	33	4.76%	-	4.35%
2013	18	1.89	33	5.18%	-	8.17%
2012	17	1.75	30	2.38%	-	12.53%
2011	76	1.55	119	5.37%	-	4.38%
2010	148	1.49	220	5.22%	-	12.31%

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,			For the periods ended December 31,
	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio [1]	Expense Ratio [2]	Total Return [3]
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
2014	79	1.76	139	0.73%	-	7.65%
2013	79	1.63	129	0.60%	-	35.90%
2012	79	1.20	94	1.03%	-	12.09%
2011	84	1.07	90	0.75%	-	(6.08%)
2010	149	1.14	170	0.45%	-	17.41%
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
2014	27	1.90	52	0.45%	-	11.53%
2013	30	1.70	50	0.44%	-	30.32%
2012	29	1.31	38	0.70%	-	14.54%
2011	28	1.14	31	0.19%	-	(4.01%)
2010	31	1.19	37	0.21%	-	25.43%
Neuberger Berman AMT Small Cap Growth Portfolio – S Class
2014	5	1.41	7	-	-	3.47%
2013	7	1.36	9	-	-	45.83%
2012	8	0.94	8	-	-	8.82%
2011 [6]	10	0.86	9	-	-	(0.08%)
2010	-	-	-	-	-	-
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
2014	67	0.79	53	0.24%	-	(18.62%)
2013	82	0.97	80	1.61%	-	(14.71%)
2012	71	1.14	80	2.44%	-	5.12%
2011	59	1.08	64	13.67%	-	(7.54%)
2010	65	1.17	76	14.77%	-	24.25%
PIMCO Real Return Portfolio – Advisor Class
2014	6	1.52	9	1.31%	-	2.99%
2013	6	1.47	8	1.63%	-	(9.31%)
2012	6	1.63	9	0.99%	-	8.64%
2011	6	1.50	9	2.00%	-	11.56%
2010	6	1.34	8	1.38%	-	8.00%
PIMCO Total Return Portfolio – Advisor Class
2014	6	1.69	10	2.12%	-	4.17%
2013	6	1.62	9	2.11%	-	(2.06%)
2012	6	1.65	10	2.50%	-	9.49%
2011	27	1.51	40	2.47%	-	3.50%
2010	133	1.46	193	2.32%	-	8.00%
Templeton Developing Markets VIP Fund – Class 2
2014	6	9.32	54	1.46%	-	(8.39%)
2013	7	10.17	72	1.89%	-	(0.92%)
2012	6	10.27	66	1.45%	-	13.16%
2011	8	9.07	73	0.95%	-	(15.86%)
2010	8	10.78	85	1.39%	-	17.58%
Templeton Foreign VIP Fund – Class 2
2014	10	5.14	52	1.31%	-	(11.13%)
2013	32	5.79	185	2.34%	-	22.97%
2012	33	4.71	155	3.12%	-	18.23%
2011	28	3.98	109	1.70%	-	(10.63%)
2010	30	4.45	135	1.44%	-	8.41%

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,			For the periods ended December 31,
	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio [1]	Expense Ratio [2]	Total Return [3]
Templeton Growth VIP Fund – Class 2
2014	20	5.87	119	1.32%	-	(2.81%)
2013	19	6.04	117	2.47%	-	30.82%
2012	23	4.62	108	1.93%	-	21.07%
2011	34	3.81	131	1.35%	-	(6.97%)
2010	38	4.10	157	1.45%	-	7.39%
Virtus Capital Growth Series – Class A Shares
2014	33	4.31	142	0.06%	-	11.73%
2013	34	3.86	130	0.33%	-	29.44%
2012	32	2.98	95	0.61%	-	13.76%
2011	30	2.62	78	0.05%	-	(4.60%)
2010	30	2.75	82	0.36%	-	14.88%
Virtus Growth & Income Series – Class A Shares
2014	80	6.07	484	0.88%	-	9.64%
2013	112	5.53	619	0.87%	-	31.81%
2012	116	4.20	488	0.88%	-	14.77%
2011	134	3.66	490	0.72%	-	(1.66%)
2010	155	3.72	575	1.21%	-	12.83%
Virtus International Series – Class A Shares
2014	25	7.26	180	3.85%	-	(3.90%)
2013	24	7.56	182	2.14%	-	7.78%
2012	25	7.01	177	2.67%	-	16.52%
2011	33	6.02	199	2.57%	-	(4.57%)
2010	45	6.31	283	2.46%	-	13.47%
Virtus Multi-Sector Fixed Income Series – Class A Shares
2014	14	7.59	104	4.86%	-	1.90%
2013	14	7.45	104	5.24%	-	2.25%
2012	18	7.28	128	5.17%	-	14.69%
2011	42	6.35	267	6.58%	-	2.99%
2010	57	6.17	354	6.41%	-	14.36%
Virtus Real Estate Securities Series – Class A Shares
2014	1	15.39	20	1.15%	-	31.62%
2013	1	11.69	16	1.50%	-	0.90%
2012	1	11.59	16	0.70%	-	16.98%
2011	7	9.91	69	0.67%	-	9.87%
2010	10	9.02	94	2.12%	-	28.00%
Virtus Small-Cap Growth Series – Class A Shares
2014	4	11.21	46	-	-	5.50%
2013	8	10.63	88	0.28%	-	40.20%
2012	9	7.58	66	0.20%	-	11.81%
2011	9	6.78	58	-	-	16.59%
2010	11	5.82	63	-	-	13.53%
Virtus Small-Cap Value Series – Class A Shares
2014	20	9.04	180	0.60%	-	1.83%
2013	25	8.88	218	0.57%	-	40.77%
2012	29	6.31	182	2.12%	-	8.13%
2011	36	5.83	207	0.82%	-	4.53%
2010	42	5.58	232	0.58%	-	17.40%

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,			For the periods ended December 31,
	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio [1]	Expense Ratio [2]	Total Return [3]
Virtus Strategic Allocation Series – Class A Shares
2014	3	6.53	20	2.12%	-	7.51%
2013	3	6.08	21	1.93%	-	17.99%
2012	4	5.15	19	1.82%	-	13.42%
2011	11	4.54	49	2.26%	-	1.91%
2010	11	4.45	51	3.42%	-	13.20%
Wanger International
2014	10	7.72	77	1.46%	-	(4.40%)
2013	10	8.07	80	2.49%	-	22.37%
2012	13	6.60	83	1.27%	-	21.56%
2011	18	5.43	99	4.63%	-	(14.62%)
2010	26	6.36	166	2.24%	-	24.92%
Wanger International Select
2014	20	6.04	122	1.44%	-	(6.96%)
2013	24	6.49	159	5.80%	-	14.04%
2012	24	5.69	135	1.20%	-	22.00%
2011	25	4.67	115	1.51%	-	(10.11%)
2010	26	5.19	137	1.22%	-	22.09%
Wanger Select
2014	3	9.87	25	-	-	3.14%
2013	3	9.57	26	0.28%	-	34.58%
2012	3	7.11	20	0.47%	-	18.46%
2011	11	6.00	66	2.02%	-	(17.68%)
2010	18	7.29	133	0.52%	-	26.57%
Wanger USA
2014	24	9.34	225	-	-	4.78%
2013	25	8.92	224	0.13%	-	33.75%
2012	30	6.67	201	0.32%	-	20.02%
2011	32	5.56	177	-	-	(3.49%)
2010	36	5.76	210	-	-	23.35%

*Amount is less than 0.005%.
‡For the noted Fund, a unit value and/or total return fell outside of the disclosed range. The reason for this could be either a new product offering in the given year, and/ or units in a subaccount only invested for a partial period.
[1]The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the investment option from the Fund, net of management fees assessed by the Fund, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the investment option is affected by the timing of the declaration of dividends by the Fund in which the investment option invests.
[2]The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner contracts through the redemption of units and expenses of the Fund have been excluded.
[3]The total returns are for the periods indicated, including changes in the value of the Fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment Options with a date notation indicate the effective date of that Investment Option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

[5]From inception January 22, 2010 to December 31, 2010.	[7]From inception February 3, 2012 to December 31, 2012.
[6]From inception August 29, 2011 to December 31, 2011.	[8]From inception April 27, 2012 to December 31, 2012.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 6— Related Party Transactions and Charges and Deductions
Related Party Transactions
PLAC and its affiliate, 1851 Securities, Inc. (“1851 Securities”), provide services to the Separate Account. PLAC is the insurer who provides the contract benefits as well as administrative and contract maintenance services to the Separate Account. 1851 Securities, a registered broker/dealer, is the principal underwriter and distributor for the Separate Account.
Saybrus Equity Services, Inc., a broker-dealer subsidiary of Phoenix, distributes PLAC’s products through broker-dealers and other financial intermediaries.
Charges and Deductions
PLAC makes deductions from the contract to compensate us for the various expenses in selling, maintaining, underwriting and issuing the contracts and providing guaranteed insurance benefits.
Periodic charges appear on the statement of changes in net assets on line “Contract Maintenance Charges”. The contract charges are described below:
A.    Contract Maintenance Charges
The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate PLAC for certain costs associated with maintenance. The charges assessed to the Separate Account for Contract Maintenance Charges are outlined as follows:
Administration Charge – In accordance with terms of the contracts, PLAC makes deductions for administrative charges at a maximum rate of $120 per policy. These charges are typically a flat dollar amount, but could also vary by face amount of coverage.
Contract Surrender Charge – In accordance with terms of the contracts, PLAC charges a deduction for surrender charges. Because a contract value and duration may vary, the surrender charge may also vary.
Cost of Insurance Charge – In accordance with terms of the contracts, PLAC makes monthly deductions for costs of insurance to cover PLAC’s anticipated mortality costs. Because a contract account value and death benefit may vary from month to month, the cost of insurance charge may also vary.
Monthly Mortality and Expense Risk Charge – In accordance with terms of the contracts, PLAC will make monthly deductions at a maximum rate of .90% annually.
All of the above expenses are reflected as redemption of units, and are included in a separate line item entitled “Contract Maintenance Charges” in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2014 and 2013 were $172,976, and $177,192, respectively.
B.    Optional Rider and Benefit Charges
PLAC may deduct other charges and fees based on the selection of Other Optional Contract Riders and Benefits. These expenses are included in a separate line item entitled “Transfers for contract benefits and terminations” in the accompanying statements of changes in net assets. This expense is reflected as redemption of units.
Charges Against Premium
PLAC deducts a sales charge from every premium payment and a deferred acquisition cost tax charge to the contract to reimburse PLAC for our federal tax liability related to our receipt of premium.
C.    Other Charges
PLAC may deduct other charges depending on the contract terms.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 7—Distribution of Net Income
The Separate Account does not declare distributions to contract owners from accumulated net income. The contract owner's overall value will increase as the individual sub-account value increases in the form of additional units and is distributed to contract owners as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.
Note 8—Diversification Requirements
Under the provisions of Section 817(h) of the Code, a contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.
PLAC intends that each of the investment options shall comply with the diversification requirements.
Note 9—Other
SEC Cease-and-Desist Order
Phoenix and PHL Variable Insurance Company ("PHL Variable") an affiliate of Phoenix Life, are subject to a SEC Order Instituting Cease-and- Desist Proceedings Pursuant to Section 21C of the Securities Exchange Act of 1934, Making Findings, and Imposing a Cease- and-Desist Order, which was approved by the SEC in March 2014 (the “March 2014 Order”) and was subsequently amended by an amended SEC administrative order approved by the SEC in August 2014 (the March 2014 Order, as amended, the “Amended Offer”). The Amended Order and the March 2014 Order (collectively, the “Orders”), directed Phoenix and PHL Variable to cease and desist from committing or causing any violations and any future violations of Section 13(a) of the Exchange Act and Rules 13a-1 thereunder. Phoenix and PHL Variable remain subject to these obligations. Pursuant to the Orders, Phoenix and PHL Variable were required to file certain periodic SEC reports in accordance with the timetables set forth in the Orders. All of such filings have been made. Phoenix and PHL Variable paid civil monetary penalties to the SEC in the aggregate amount of $1,100,000 pursuant to the terms of the Orders.
PLAC has not sold to any new contract owners any SEC related registered life insurance contracts since 2010. Contract owners at that time, however, have been permitted to exercise rights provided by their then existing contracts, including the right to make additional premium payments into these SEC registered annuity and life insurance contracts.
Rating Agency Actions
On April 9, 2013, A.M. Best Co. maintained PLAC’s rating and kept it under review with negative implications.
Reference in this report to any credit rating is intended for the limited purposes of discussing or referring to changes in PLAC’s credit ratings or aspects of its liquidity or costs of funds. Such reference cannot be relied on for any other purposes, or used to make any inference concerning future performance, future liquidity or any future credit rating.
Management and Organizational Changes
On August 11, 2014, Phoenix announced the appointment of Ernest McNeill, Jr. as Senior Vice President and Chief Accounting Officer of Phoenix and PLAC, effective August 25, 2014.
Separate Account Assets and General Account Obligations under Your Contract
Under Connecticut law the Separate Account assets are segregated from the PLAC general account and all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of PLAC. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that PLAC conducts and as such are insulated from the creditors of PLAC.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 9—Other  (Continued)
Guaranteed benefits under the contract, such as interest credited to the GIA, an enhanced death benefit, any living benefits and/or annuitization option payments, or any other guarantees selected by a contract owner to the variable life insurance contract, are paid from PLAC's general account (“Guaranteed Benefits”). Therefore, any amounts that PLAC may pay under the contract as part of the Guaranteed Benefits are subject to PLAC’s long-term ability to make such payments.
Note 10—Mergers, Liquidations, and Name Changes
A.    Mergers
There were no mergers in 2013 or 2014.
B.    Liquidations
There were no liquidations in 2013 or 2014.
C.    Name Changes
Effective May 1, 2015, the AllianceBernstein VPS Balanced Wealth Strategy Portfolio will be renamed the AB VPS Balanced Wealth Strategy Portfolio.
Effective August 11, 2014, the DWS Equity 500 Index VIP fund was renamed the Deutsche Equity 500 Index VIP fund.
Effective August 11, 2014, the DWS Small Cap Index VIP fund was renamed the Deutsche Small Cap Index VIP fund.
Effective May 1, 2014, the Franklin Income Securities Fund was renamed Franklin Income VIP Fund.
Effective May 1, 2014, the Mutual Shares Securities Fund was renamed Franklin Mutual Shares VIP Fund.
Effective May 1, 2014, the Templeton Developing Markets Securities Fund was renamed Templeton Developing Markets VIP Fund.
Effective May 1, 2014, the Templeton Foreign Securities Fund was renamed Templeton Foreign VIP Fund.
Effective May 1, 2014, the Templeton Growth Securities Fund was renamed Templeton Growth VIP Fund.
D.    Other
On January 24, 2014, a 1:5 reverse share split of Rydex VT Inverse Government Long Bond Strategy Fund shares occurred after the close of markets. The fund shares are offered on a split-adjusted basis, after January 27, 2014.
Effective May 1, 2013, the Virtus Variable Insurance Trust assigned share classes to its fund portfolios. Those shares in which the Separate Account invests were designated “Class A Shares.
Note 11—Subsequent Events
Dividends
On March 19, 2015, Phoenix Life declared a $15.0 million dividend to Phoenix.
Late Filings
On February 6, 2015, Phoenix filed a Notification of Late Filing on Form 12b-25 with the SEC disclosing its inability to file its 2014 Form 10-K on or before the prescribed due date and its expectation that it will be filed within the extension period afforded under Rule 12b-25 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), on or before March 31, 2015.

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 11—Subsequent Events (Continued)
Restatement
Phoenix filed a Current Report on Form 8-K with the SEC on February 6, 2015 disclosing that Phoenix’s Audit Committee concluded that Phoenix’s previously issued audited consolidated financial statements for the year ended December 31, 2013 and unaudited interim consolidated financial statements for the three months ended December 31, 2013 included in Phoenix’s Annual Report on Form 10-K for the year ended December 31, 2013 and Phoenix’s previously issued unaudited interim consolidated financial statements for the three months ended June 30, 2014 included in Phoenix’s Quarterly Report on Form 10-Q for the period ended June 30, 2014 filed with the SEC should no longer be relied upon and should be restated because of certain material errors identified in such financial statements. In addition, as required by applicable accounting standards, Phoenix adjusted the financial statements for all known errors, some of which were already recorded and disclosed in prior SEC reports as out-of-period adjustments. Phoenix filed its Annual Report on Form 10-K for the year ended December 31, 2014 containing the restated information on March 31, 2015 within the extension period afforded under Rule 12b-25 of the Exchange Act.
Management believes that PLAC will revise the following financial statements and financial information in its audited GAAP financial statements for the year ended December 31, 2014 : (i) the statement of income and comprehensive income, statement of cash flow and statement of changes in stockholders’ equity for the year ended December 31, 2012; and (ii) the statement of income and comprehensive income, balance sheet, statement of cash flow and statement of changes in stockholders’ equity for the year ended December 31, 2013.

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Phoenix Life and Annuity Company:
In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the investment options of the Phoenix Life and Annuity Variable Universal Life Account (identified in Note 1) at December 31, 2014, the results of each of their operations for the period then ended, the changes in net assets for the periods then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of Phoenix Life and Annuity Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the transfer agents, provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
May 1, 2015

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Life and Annuity Company
One American Row
Hartford, Connecticut 06103-2899
1851 Securities, Inc.
One American Row
Hartford, Connecticut 06102
Underwriter
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
185 Asylum Street, Suite 2400
Hartford, Connecticut 06103-3404

Phoenix Life and Annuity Company
PO Box 22012
Albany, NY 12201-2012
Not insured by FDIC/NCUSIF or any federal government agency.
No bank guarantee. Not a deposit. May lose value.
Phoenix Life and Annuity Company
A member of The Phoenix Companies, Inc.
phoenixwm.com
OL4260 © 2014 The Phoenix Companies, Inc.	2-14